PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive income(Loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	¥ 190,898	$ 27,765	¥ 330,977	¥ 455,042
Cost of revenues	(171,136)	(24,891)	(232,979)	(286,543)
General and administrative expenses	(291,854)	(42,448)	(237,646)	(205,908)
Selling expenses	(21,718)	(3,159)	(43,608)	(70,093)
Operating loss	(299,243)	(43,523)	(211,856)	(168,626)
Interest income	14,168	2,061	12,077	27,982
Interest expense	(46,232)	(6,724)	(89,959)	(89,327)
Change in fair value of derivatives	0	0	0	713
Foreign exchange gain	36,531	5,313	4,023	13,472
Net loss attributable to Concord Medical Services Holdings Limited	(234,875)	(34,162)	(284,320)	(261,867)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(41,203)	(5,993)	40,550	(41,394)
Comprehensive loss	(300,500)	(43,707)	(245,134)	(306,478)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(277,598)	(40,376)	(247,619)	(299,738)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(17,051)	(2,480)	(24,431)	(22,843)
Selling expenses	(2,021)	(294)	(1,802)	(825)
Operating loss	(19,072)	(2,774)	(26,233)	(23,668)
Equity in loss of subsidiaries	(333,682)	(48,532)	(250,696)	(219,201)
Interest income	14	2	0	0
Interest expense	(15,325)	(2,229)	(7,554)	(19,326)
Change in fair value of derivatives	0	0	0	713
Foreign exchange gain	8,835	1,285	163	3,138
Net loss attributable to Concord Medical Services Holdings Limited	(359,230)	(52,248)	(284,320)	(258,344)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(41,203)	(5,993)	40,550	(41,394)
Comprehensive loss	(41,203)	(5,993)	40,550	(41,394)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (400,433)	$ (58,241)	¥ (243,770)	¥ (299,738)